Note 7 - Retirement Plan (Details Textual) - Defined Contribution 401(k) Plan [Member] - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Employee Service Vesting Period	6 years
Maximum Annual Contribution Percentage to Defined Contribution Plan for Eligible Employee Compensation	15.00%
Defined Contribution Plan, Cost Recognized	$ 180,000	$ 190,000
Deferred Compensation Arrangement with Individual, Requisite Service Period	1 year
Defined Benefit Plan, Contributions by Employer	$ 40,000	$ 44,000